Label	Element	Value
Operating Leases Future Minimum Payments Due Current	us-gaap_OperatingLeasesFutureMinimumPaymentsDueCurrent	$ 165,273,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100,000,000
Andro Gel Annual Sales	teva_AndroGelAnnualSales	1,050,000,000
Operating Leases Future Minimum Payments Due In Two Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInTwoYears	144,400,000
Opana Net Sales	teva_OpanaNetSales	299,000,000
Punitive Damages	teva_PunitiveDamages	17,900,000
Nexium Settlement Payment	teva_NexiumSettlementPayment	24,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	164,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	122,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	153,000,000
Aggregated Contingent Payments	teva_AggregatedContingentPayments	1,100,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100,000,000
Fcpa Settlement	teva_FcpaSettlement	519,000,000
Annual Sales Of Androgel At The Time Of Sttlement	teva_AnnualSalesOfAndrogelAtTimeOfSttlement	350,000,000
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800,000,000
Royalty Expense	us-gaap_RoyaltyExpense	814,000,000
Royalty Expense	us-gaap_RoyaltyExpense	911,000,000
Royalty Expense	us-gaap_RoyaltyExpense	987,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	500,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	500,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000,000,000
Monetary Relief Payment Settelement Fund	teva_MonetaryReliefPaymentSettelementFund	1,200,000,000
FTC Settelement Charge	teva_FTCSettelementCharge	398,000,000
Operating Leases Future Minimum Payments Due Thereafter	us-gaap_OperatingLeasesFutureMinimumPaymentsDueThereafter	135,000,000
Coreg Net Sales	teva_CoregNetSales	1,600,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	335,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	327,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Annual Sales Of Abilify	teva_AnnualSalesOfAbilify	7,800,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	380,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	765,000,000
Compensatory Damages And Penalties	teva_CompensatoryDamagesAndPenalties	12,400,000
Annual Sales Of Androgel	teva_AnnualSalesOfAndrogel	140,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,400,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,100,000,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	1,200,000,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	1,400,000,000
Operating Leases Future Minimum Payments Due In Five Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInFiveYears	70,385,000
Operating Leases Future Minimum Payments Due In Three Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInThreeYears	130,622,000
Rugby Stettlement	teva_RugbyStettlement	100,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Modafinil Payment	teva_ModafinilPayment	1,200,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	340,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
Operating Leases Future Minimum Payments Due In Four Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInFourYears	$ 84,357,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $10,781 to $21,563
Ciprofloxacin Sales	teva_CiprofloxacinSales	$ 500,000,000
Past Employee Stock And Incentived Plans [Member]
Number of equivalent stock units approved for grants under the plan	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized	70,000,000
Number of equivalent stock units approved for grants under the plan	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized	43,700,000
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	teva_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardExpirationPeriod	seven
Long Term Equity Based Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	teva_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardExpirationPeriod	ten